Accounts Receivable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Retainages expected to be collected in 2018	$ 121,000,000
Retainages expected to be collected in 2019	6,000,000
Allowance for doubtful accounts	$ 0	$ 0
Maximum [Member]
Accounts Notes And Loans Receivable [Line Items]
Employee receivables expected collection months	12 months